UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	366 Madison Avenue
	10th Floor
	New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 15, 2009

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $76538

List of Other Included Managers:	None

No.13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101      561    76400 SH       SOLE                    28350             48050
Amdocs Ltd.                    COM              G02602103     1553    83830 SH       SOLE                    24390             59440
Amphenol Corporation           COM              032095101     1316    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107      701    18030 SH       SOLE                     4910             13120
Apache Corporation             COM              037411105      724    11300 SH       SOLE                     3350              7950
Apple Computer                 COM              037833100      862     8200 SH       SOLE                     2350              5850
Applied Materials              COM              038222105     1143   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100      301    22540 SH       SOLE                     3240             19300
Archer-Daniels-Midl            COM              039483102     1255    45180 SH       SOLE                     6410             38770
Black & Decker                 COM              091797100      464    14690 SH       SOLE                     4540             10150
Bunge Limited                  COM              G16962105     1105    19510 SH       SOLE                     5360             14150
Canadian Natl. Railway         COM              136375102     1346    37960 SH       SOLE                    10830             27130
Chesapeake Energy Group        COM              165167107      828    48540 SH       SOLE                    17540             31000
Cisco Systems                  COM              17275R102      660    39380 SH       SOLE                     8780             30600
Cognizant Tech Solutions       COM              192444610      827    39800 SH       SOLE                    11100             28700
Computer Sciences Corp.        COM              205363104     1692    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104      602    15362 SH       SOLE                     4197             11165
Constellation Brands           COM              21036P108      995    83650 SH       SOLE                    23550             60100
Costco Wholesale Corp.         COM              22160K105      850    18350 SH       SOLE                     5900             12450
Coventry Health Care Inc.      COM              222862104      781    60380 SH       SOLE                    16330             44050
Devon Energy                   COM              25179m103      612    13701 SH       SOLE                     5375              8326
Duke Energy                    COM              26441C105      568    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104      281   226600 SH       SOLE                    61250            165350
El Paso Corp Com               COM              28336L109      728   116480 SH       SOLE                    37030             79450
Ensco                          COM              26874Q100     1408    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     1805    39100 SH       SOLE                    11500             27600
Flow Serve                     COM              34354P105      976    17400 SH       SOLE                     4700             12700
Franklin Resources Inc.        COM              354613101      724    13440 SH       SOLE                     3640              9800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     1793    47060 SH       SOLE                    12810             34250
General Electric               COM              369604103     1735   171650 SH       SOLE                    50250            121400
Goldman Sachs Group            COM              38141G104     1669    15740 SH       SOLE                     4390             11350
Harley Davidson                COM              412822108      316    23620 SH       SOLE                     6420             17200
Hartford Financial Services Gr COM              416515104      124    15750 SH       SOLE                     4300             11450
Hewlett-Packard                COM              428236103     2835    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102      840    35670 SH       SOLE                    10350             25320
International Business Machine COM              459200101      560     5780 SH       SOLE                     2280              3500
JPMorgan Chase & Co.           COM              46625H100     1767    66480 SH       SOLE                    20340             46140
Jabil Circuit Inc.             COM              466313103     1092   196400 SH       SOLE                    50400            146000
Johnson & Johnson              COM              478160104     1181    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     1229    57720 SH       SOLE                    15710             42010
Kohls Corp.                    COM              500255104     1367    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     1930    33000 SH       SOLE                     9600             23400
Legg Mason Inc.                COM              524901105      313    19700 SH       SOLE                     5350             14350
Lowes                          COM              548661107      713    39050 SH       SOLE                    11250             27800
McKesson Corp.                 COM              58155Q103      808    23070 SH       SOLE                     6270             16800
Metlife Inc.                   COM              59156R108      803    35280 SH       SOLE                    10280             25000
Microsoft Corporation          COM              594918104      710    38650 SH       SOLE                     6500             32150
Monster Worldwide              COM              611742107      291    35700 SH       SOLE                     9750             25950
NVIDIA Corporation             COM              67066G104      746    75680 SH       SOLE                    27780             47900
Nabors Industries              COM              G6359F103      401    40150 SH       SOLE                    11110             29040
New York Community Bancorp     COM              649445103     1717   153700 SH       SOLE                    43600            110100
Newell Rubbermaid Inc.         COM              651229106      465    72950 SH       SOLE                    28050             44900
Nike Inc Cl B                  COM              654106103      772    16465 SH       SOLE                     4515             11950
Noble Energy, Inc.             COM              655044105      550    10200 SH       SOLE                       40             10160
Norfolk Southern               COM              655844108      658    19510 SH       SOLE                     5760             13750
Oneok Inc. New                 COM              682680103      871    38500 SH       SOLE                     5450             33050
Parker Hannifin Corp.          COM              701094104      765    22500 SH       SOLE                     6350             16150
Praxair Inc.                   COM              74005P104     2019    30000 SH       SOLE                     8200             21800
Progressive Corporation        COM              743315103      886    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102      869    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1113    28617 SH       SOLE                     4067             24550
Research In Motion             COM              760975102     1252    29050 SH       SOLE                     7900             21150
Sandisk                        COM              80004C101     1212    95840 SH       SOLE                    26240             69600
TEVA Pharmaceuticals Ltd.      COM              881624209     2806    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100      836   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     1212    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1267    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103      770    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     1319    30680 SH       SOLE                     9000             21680
Valero Energy                  COM              91913Y100      555    31000 SH       SOLE                    10700             20300
Vimpel-Communications          COM              68370r109      124    19000 SH       SOLE                                      19000
Walgreen Co.                   COM              931422109      881    33950 SH       SOLE                     9000             24950
Weatherford Int'l.             COM              G95089101      333    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101      830    58300 SH       SOLE                    15800             42500
Western Digital                COM              958102105     1316    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100      418    36720 SH       SOLE                     9970             26750
Zenith National Ins. Corp.     COM              989390109     1165    48300 SH       SOLE                    13000             35300
Zimmer Holdings Inc.           COM              98956P102      659    18050 SH       SOLE                     5100             12950